Borrowings - Total Borrowings (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Borrowings
Non-current borrowings	€ 48,328	€ 51,669
Current borrowings	8,659	14,721
Borrowings	56,987	66,390
Bonds
Borrowings
Non-current borrowings	39,451	39,512
Current borrowings	1,292	4,604
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	1,229	1,282
Bank borrowings, undiscounted cash flows	39,500
Bonds | Currency swap contract
Borrowings
Impact of hedging instrument not reflected in carrying value of borrowings	1,559	1,440
Bonds | Not measured at fair value in statement of financial position but for which fair value is disclosed
Borrowings
Non-current borrowings	39,451	39,512
Financial liabilities at fair value	35,885	35,044
Bank loans
Borrowings
Non-current borrowings	402	487
Current borrowings	365	308
Bank loans | Associates [member]
Borrowings
Current secured bank borrowings	1,720	1,485
Collateral liabilities
Borrowings
Current borrowings	2,628	4,886
Lease liabilities
Borrowings
Non-current borrowings	7,416	10,318
Current borrowings	2,256	3,046
Bank borrowings secured against Indian assets
Borrowings
Current borrowings	1,720	1,485
Secured bank borrowings	1,720	1,485
Other short-term borrowings
Borrowings
Current borrowings	398	392
Licence and Spectrum Fees Payable in current borrowings	158	196
Other long-term borrowings
Borrowings
Non-current borrowings	1,059	1,352
Licence and Spectrum Fees Payable in non current borrowings	€ 862	€ 1,140